NET INCOME/(LOSS) PER SHARE	12 Months Ended
Dec. 31, 2025
NET INCOME/(LOSS) PER SHARE
NET INCOME/(LOSS) PER SHARE

2. NET INCOME/(LOSS) PER SHARE

Basic net income/(loss) per Class A and Class B ordinary share from continuing and discontinued operations for the years ended December 31, 2023, 2024 and 2025 is computed on the basis of the weighted average number of ordinary shares outstanding using the two-class method. Basic net income/(loss) from continuing and discontinued operations and per share is computed using the weighted average number of ordinary shares outstanding during the period and including vested restricted share units and shares to be delivered as part of the restructuring of the Company’s convertible notes in June 2022. Diluted net income/(loss) per ordinary share from continuing and discontinued operations is computed using the dilutive effect of Share-Based Awards calculated using the “treasury stock” method and the dilutive effect of convertible debt under the if-converted method. Transactions resulting in businesses being classified as discontinued operations are described in Note 3.

The computation of the diluted net income/(loss) per Class A share from continuing and discontinued operations assumes the conversion of Class B shares, while the diluted net income/(loss) per Class B share from continuing and discontinued operations does not assume the conversion of those shares. The net income/(loss) per share from continuing and discontinued operations amounts are the same for Class A and Class B shares because the holders of each class are legally entitled to equal per share distributions whether through dividends or liquidation. In compliance with ASC 260-10-45-18 the Group uses loss from continuing operations as the control number in determining whether those potential ordinary shares are dilutive or antidilutive. The number of Share-Based Awards excluded from the diluted net income/(loss) per ordinary share from continuing and discontinued operations computation, because their effect was anti-dilutive for the years ended December 31, 2023, 2024 and 2025, was 6,005,247, 4,026,852 and 6,023,549 respectively.

The outstanding Convertible Notes (see Note 12) contain a flexible settlement feature and are evaluated for inclusion in diluted earnings per share under the if-converted method in accordance with ASC 260. For the year ended December 31, 2025, the Convertible Notes were excluded from the computation of diluted net income per ordinary share from continuing and discontinued operations because their effect was anti-dilutive. The number of ordinary shares issuable upon conversion that were excluded from diluted earnings per share for the year ended December 31, 2025 was 17,864,122. There were no Convertible Notes outstanding during the years ended December 31, 2023 and 2024.

The components of basic and diluted net (loss)/income per share from continuing and discontinued operations were as follows:

	Year ended December 31,
	2023		2024		2025
	Class A	Class B	Class A	Class B	Class A	Class B
Net income / (loss) from continuing operations, allocated for basic	(270.2)	(28.8)	(307.3)	(44.7)	8.4	1.4
Reallocation of net income / (loss) from continuing operations as a result of conversion of Class B to Class A shares	(28.8)	—	(44.7)	—	1.4	—
Net income / (loss) from continuing operations, allocated for diluted	(299.0)	(28.8)	(352.0)	(44.7)	9.8	1.4
Net income / (loss) from discontinued operations, allocated for basic	488.3	52.0	(252.6)	(36.8)	62.2	10.5
Reallocation of net (loss)/income from discontinued operations as a result of conversion of Class B to Class A shares	52.0	—	(36.8)	—	10.5	—
Reallocation of net income / (loss) from discontinued operations to Class B shares	—	—	—	—	—	(0.2)
Net income / (loss) from discontinued operations, allocated for diluted	540.3	52.0	(289.4)	(36.8)	72.7	10.3
Weighted average ordinary shares used in per share computation — basic	335,141,012	35,698,674	245,306,552	35,698,674	207,486,402	35,044,888
Effect of:
Share-Based Awards	—	—	—	—	5,148,655	—
Conversion of Class B to Class A shares	35,698,674	—	35,698,674	—	35,044,888	—
Weighted average ordinary shares used in per share computation — diluted	370,839,686	35,698,674	281,005,226	35,698,674	247,679,946	35,044,888
Net income / (loss) per share from continuing operations attributable to ordinary shareholders:
Basic	(0.81)	(0.81)	(1.25)	(1.25)	0.04	0.04
Diluted	(0.81)	(0.81)	(1.25)	(1.25)	0.04	0.04
Net income / (loss) per share from discontinued operations attributable to ordinary shareholders:
Basic	1.46	1.46	(1.03)	(1.03)	0.30	0.30
Diluted	1.46	1.46	(1.03)	(1.03)	0.29	0.29
Net income / (loss) per share attributable to ordinary shareholders:
Basic	0.65	0.65	(2.28)	(2.28)	0.34	0.34
Diluted	0.65	0.65	(2.28)	(2.28)	0.33	0.33